Vessels, Drilling Rigs, Drillships, Machinery and Equipment	12 Months Ended
Dec. 31, 2013
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment
7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment:

Vessels: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	$2,364,707	$(408,437)	$1,956,270
Additions/transfers from vessels under construction	330,654	-	330,654
Vessel disposals	(132,950)	15,249	(117,701)
Depreciation	-	(109,653)	(109,653)
Balance, December 31, 2012	2,562,411	(502,841)	2,059,570
Additions/transfers from vessels under construction	310,047	-	310,047
Depreciation	-	(120,530)	(120,530)
Balance, December 31, 2013	$2,872,458	$(623,371)	$2,249,087

The cancellation of the sale of the vessel Lacerta resulted in a gain of $6,202 that was recognized during 2011 .

During 2010, the Company concluded a Memorandum of Agreement for the sale of vessel Primera for $26,500. The vessel was delivered to her new owners at April 4, 2011, realizing a total loss of $622 which is included in loss on sale of assets, net on the accompanying consolidated statement of operations.

On March 17, 2011, the Company's vessel Oliva, was run aground and sank in the South Atlantic Ocean. The vessel was declared a total actual loss and the Company collected all of the insurance proceeds amounting to $25,064.

On July 1, 2011 and August 24, 2011, the Company concluded Memoranda of Agreement for the sale of the vessels, Conquistador and Toro and on July 15, 2011, for the sale of vessels Brisbane and Samsara. An impairment loss of $106,187 was recognized in the statement of operations. The vessels Conquistador, Brisbane, Samsara and Toro were delivered to their new owners on July 25, 2011, September 6, 2011, August 24, 2011 and October 14, 2011, respectively, realizing a loss of $1,449.

During the second quarter of 2011, the Company concluded a Memorandum of Agreement for the sale of vessel La Jolla for a sale price of $20,200. The Company classified the vessel La Jolla as "held for sale" in the June 30, 2011, consolidated balance sheet, as all criteria required for its classification as "Vessel held for sale" were met and an impairment loss of $5,917 was recognized as a result of the reduction of the vessel's carrying amount to its fair value less cost to sell. The vessel was delivered to her new owners at September 21, 2011, realizing a loss of $527.

On February 10, 2012, the Company concluded two Memoranda of Agreement for the sale of vessels Avoca and Padre and on March 16, 2012, for the sale of vessel Positano, for a sale price of $118,000 in the aggregate. The Company did not classify the above vessels as "held for sale" in the accompanying consolidated balance sheet as of December 31, 2011, as all criteria required for their classification as "Vessels held for sale" were not met. An impairment loss of $32,584 in the aggregate, was recognized, as a result of the reduction of the vessels' carrying amount to their fair value. The vessels Avoca and Padre were delivered to their new owners on February 22, 2012 and February 24, 2012, respectively, realizing a loss of $1,511. The vessel Positano was delivered to her new owners on May 4, 2012, realizing a gain of $492.

Vessel cost at December 31, 2011, includes $187,000, representing the fair value of OceanFreight's vessels at the acquisition date (Note 8).

Drilling rigs, drillships, machinery and equipment:

The amounts in the accompanying consolidated balance sheets are analysed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	$4,942,716	$(354,800)	$4,587,916
Additions	82,940	-	82,940
Disposals	(4,148)	3,835	(313)
Depreciation	-	(223,813)	(223,813)
Balance, December 31, 2012	$5,021,508	$(574,778)	$4,446,730
Additions	1,616,335	-	$1,616,335
Depreciation	-	(234,834)	(234,834)
Balance, December 31, 2013	$6,637,843	$(809,612)	$5,828,231

As of December 31, 2013, all of the Company's operating vessels, drilling rigs and drillships, except the vessel Saldhana, have been pledged as collateral to secure the bank loans and Ocean Rig's 6.5% senior secured notes due 2017 and term loan B facilitiy (Note 11).